Property and equipment - Disclosure of changes in property and equipment (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	$ 417,296
Ending balance	311,712	$ 417,296
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	837,048	1,217,354
Additions	101,330	176,949
Disposals	(36,831)	(557,255)
Ending balance	901,547	837,048
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(419,752)	(384,873)
Depreciation	199,658	300,953
Disposals	(29,575)	(266,074)
Ending balance	(589,835)	(419,752)
Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	66,391
Ending balance	74,857	66,391
Computer equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	143,853	106,806
Additions	46,254	37,047
Disposals	(1,799)	0
Ending balance	188,308	143,853
Computer equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(77,462)	(42,525)
Depreciation	37,788	34,937
Disposals	(1,799)	0
Ending balance	(113,451)	(77,462)
Computer software [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	2,165
Ending balance	455	2,165
Computer software [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	5,129	5,129
Additions	0	0
Disposals	0	0
Ending balance	5,129	5,129
Computer software [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(2,964)	(1,254)
Depreciation	1,710	1,710
Disposals	0	0
Ending balance	(4,674)	(2,964)
Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	29,394
Ending balance	28,052	29,394
Office furniture and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	109,578	100,933
Additions	14,000	8,645
Disposals	(8,645)	0
Ending balance	114,933	109,578
Office furniture and equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(80,184)	(59,431)
Depreciation	15,342	20,753
Disposals	(8,645)	0
Ending balance	(86,881)	(80,184)
LRIP equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	71,907
Ending balance	76,223	71,907
LRIP equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	97,658	77,559
Additions	41,076	20,099
Disposals	0	0
Ending balance	138,734	97,658
LRIP equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(25,751)	(7,002)
Depreciation	36,760	18,749
Disposals	0	0
Ending balance	(62,511)	(25,751)
R&D equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	104,680
Ending balance	65,135	104,680
R&D equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	239,804	239,804
Additions	0	0
Disposals	(26,387)	0
Ending balance	213,417	239,804
R&D equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(135,124)	(84,506)
Depreciation	32,289	50,618
Disposals	(19,131)	0
Ending balance	(148,282)	(135,124)
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	74,127
Ending balance	52,756	74,127
Leasehold improvements [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	131,792	137,037
Additions	0	2,680
Disposals	0	(7,925)
Ending balance	131,792	131,792
Leasehold improvements [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(57,665)	(44,449)
Depreciation	21,371	21,141
Disposals	0	(7,925)
Ending balance	(79,036)	(57,665)
Sales demo equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	68,632
Ending balance	14,234	68,632
Sales demo equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	109,234	550,086
Additions	0	108,478
Disposals	0	(549,330)
Ending balance	109,234	109,234
Sales demo equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(40,602)	(145,706)
Depreciation	54,398	153,045
Disposals	0	(258,149)
Ending balance	$ (95,000)	$ (40,602)